UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23968
Virtus Managed Account Completion Shares (MACS) Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Newfleet ABS MACS
VMADX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Newfleet ABS MACS (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS MACS	$0	0.00%
Portfolio Manager Commentary by Virtus Managed Account Completion Shares (MACS) Trust
  For the fiscal year ended June 30, 2026, the Fund’s NAV returned 3.56%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.79% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 3.94%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A through BBB, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweight positions in credit cards, timeshares, and unsecured consumer loans, that is, those without collateral, all contributed to performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. Due to a strong economy, spending by U.S. consumers proved resilient during the period. The Fund’s exposure to the consumer, particularly through bonds that were lower in the capital structure, performed well as investor demand for these securities increased. Bonds that are lower in the capital structure have a lower likelihood of being repaid in the event of a default by the bond issuer. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bluegreen Timeshare	Positive	This mezzanine security that is collateralized by timeshare receivables contributed to Fund performance. A mezzanine security is in the middle of the capital structure. The bond’s credit spread compressed during the period, driven by positive performance of the underlying collateral and investor demand. Spread refers to the additional yield over the yield of a risk-free government bond, and credit spread compression generally leads to the prices of existing bonds rising.

Moment Home Improvement	Positive	This unsecured deal backed by home improvement loans contributed to Fund performance. This is a senior bond in the capital structure from a first-time issuer in the home improvement space. The Fund was given more attractive terms on the securitization because it was a new issuer, and this produced a strong total return for the Fund.

Tricolor Subprime Auto	Negative	A pool of subprime auto loans originated from Tricolor, which filed for bankruptcy protection in September 2025. The company fraudulently double-pledged its collateral to ABS securitizations and to warehouse lenders. As result, bond prices fell dramatically, driven by the uncertainty of recovering the assets. The bankruptcy case was ongoing as of the end of the reporting period, with an uncertain timeline for recovery.

Fat Brands Franchise	Negative	Fat Brands is a franchisor of several brands including Johnny Rockets, Fatburger, and Fazoli’s. Fat Brands filed for bankruptcy in January of 2026. Prior to the bankruptcy, performance of the collateral was negative, driven by an incompetent management team. Collateral underperformance coupled with the bankruptcy filing drove the prices of the bonds lower. However, another lender acquired Fat Brands, and indicated that the senior bonds within the ABS securitization would be paid back close to face value.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years from inception (February 5, 2025). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/26	1 Year	Since Inception
Virtus Newfleet ABS MACS at NAV(1)	3.56%	4.38%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	3.94%	4.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$32,401
Total number of portfolio holdings	86
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	39%
Asset Allocation(1)
Asset-Backed Securities	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8662
Virtus Newfleet ABS MACS
Virtus Newfleet CMBS MACS
VMAEX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Newfleet CMBS MACS (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet CMBS MACS	$0	0.00%
Portfolio Manager Commentary by Virtus Managed Account Completion Shares (MACS) Trust
  For the fiscal year ended June 30, 2026, the Fund’s NAV returned 3.87%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.79% and the Bloomberg CMBS ERISA Eligible Bond Index, which serves as the style-specific index, returned 3.91%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund slightly outperformed the Bloomberg CMBS Erisa Eligible Bond Index (the "Index"), driven by overall positive credit selection and an overall shorter duration relative to the Index. Duration measures a bond’s or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield), and is expressed as several years or days. The higher the number, the greater the risk. The Fund’s exposure to Single Asset Single Borrower (SASB) deals, specifically those backed by trophy office buildings and hospitality properties, was a contributing factor for the period. In addition, the commercial real estate sector increased the availability of transactional data during the period. This provided increased transparency for property valuations, which improved demand for the asset class. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Blackstone 2025-ROIC	Positive	A subordinate security that is collateralized by fee simple and leasehold interests in 93 retail properties contributed to Fund performance. Fee simple refers to the broadest possible form of property ownership, including the building, land, and any improvements upon the existing real estate. A leasehold interest is a tenant’s right to use and occupy the property under a lease agreement for a specified period. The portfolio of this security is granular and diverse, with no single asset contributing more than 5.5% of the cash flows. As a floating rate security, it benefited from interest rates moving materially higher during the 12-month period, which resulted in the security having a higher current coupon, or interest payment.

MSSG – 237 Park Avenue	Positive	A senior security collateralized by a fee simple interest in an office building located at 237 Park Avenue, New York, NY contributed to Fund performance. This security was purchased at a distressed price compared to its value, and rallied in price during the period, driven by the demand for NYC quality office properties.

Sort 2020-1 Amazon warehouses	Negative	This security is collateralized by newer production warehouses leased to Amazon. The negative performance stemmed from the fact that the security was not refinanced at the maturity date. It was issued in a very low-rate environment, and the sponsor elected to delay refinancing at a higher rate. Since the security carries a below-market coupon, the price dropped to reflect the difference, which caused the bond to underperform.

GSMS 2020-GC45 Conduit	Negative	In the context of commercial mortgage-backed securities (CMBS), conduit paper represents a pool of commercial mortgages packaged together for securitization. This conduit deal underperformed for the year, driven by a very low coupon coupled with the credit spread of the bond widening year-over-year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years from inception (February 5, 2025). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/26	1 Year	Since Inception
Virtus Newfleet CMBS MACS at NAV(1)	3.87%	4.73%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
Bloomberg CMBS ERISA Eligible Bond Index	3.91%	5.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$16,550
Total number of portfolio holdings	22
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Mortgage-Backed Securities	93%
Asset-Backed Securities	7
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8663
Virtus Newfleet CMBS MACS
Virtus Newfleet Floating Rate MACS
VMAFX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Newfleet Floating Rate MACS (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Floating Rate MACS	$0	0.00%
Portfolio Manager Commentary by Virtus Managed Account Completion Shares (MACS) Trust
  For the fiscal year ended June 30, 2026, the Fund’s NAV returned 3.89%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.79% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 4.29%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund lagged the S&P UBS Leveraged Loan Index for the 12-month period. An overweight to higher-quality loans and an underweight to lower-rated credits added value as higher quality outperformed. Industry positioning was also additive, led by a meaningful underweight to technology, which reached new price lows and saw spreads widen amid concerns about artificial intelligence ("AI")-related disruption over the period. Spread refers to the additional yield over the yield of a risk-free government bond. Underperformance was driven almost entirely by issue selection in three food, packaging, and cable issues that underwent liability management exercises (LMEs). In an LME, a company proactively restructures its debt out of court, which could have negative implications for certain current loan holders. The Fund’s residual cash position was a modest drag during a period of positive loan returns. Selection was otherwise constructive across much of the quality spectrum—including BBB-, split BB-, BB-, and split B-rated issues—as well as in manufacturing, broadcasting, and chemicals. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Positive supply/demand dynamics	Positive	The loan market experienced a supply shortfall during the period, which provided support for bond prices. Collateralized loan obligation issuance—which makes up most of the demand in the loan market—was healthy. Meanwhile, new issuance tied to mergers and acquisitions and leveraged buyout deals was muted during the period.

Industry positioning	Positive	An underweight to technology—the most challenged segment of the loan market over the reporting period—was the standout contributor, with energy, utilities, manufacturing, and chemicals also adding value.

Individual security performance	Negative	Issue selection was the primary source of underperformance, driven by three credits that underwent LMEs—in food, packaging, and cable.
Cash position	Negative	The Fund’s residual cash allocation modestly detracted during a period of positive total returns for the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years from inception (February 5, 2025). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/26	1 Year	Since Inception
Virtus Newfleet Floating Rate MACS at NAV(1)	3.89%	3.49%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
S&P UBS Leveraged Loan Index	4.29%	4.70%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$15,622
Total number of portfolio holdings	179
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	49%
Asset Allocation(1)
Leveraged Loans		97%
Health Care	11
Manufacturing	9
Media / Telecom - Cable/Wireless Video	7
Gaming / Leisure	6
Information Technology	6
Financials	6
Service	5
All other Leveraged Loans	47
Exchange-Traded Fund		3
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8664
Virtus Newfleet Floating Rate MACS
Virtus Newfleet High Yield MACS
VMAHX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Newfleet High Yield MACS (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield MACS	$0	0.00%
Portfolio Manager Commentary by Virtus Managed Account Completion Shares (MACS) Trust
  For the fiscal year ended June 30, 2026, the Fund’s NAV returned 6.01%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.79% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 5.91%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive issue selection in technology, financial/lease, and satellite, as well as positive issue selection within the single-B rating tier, contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media cable, consumer products, and industrial other hurt relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Rackspace Technology, Ferrellgas, Community Health, Texas Capital Bancshares, and Telesat Canada. The biggest detractors from absolute performance were bonds issued by CSC Holdings, Kronos Acquisition, Unifrax, SGUS LLC, and Ineos Quattro. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Rally in artificial intelligence ("AI")-related issuers	Positive	During the first half of 2026, Rackspace announced several deals related to the company’s enterprise AI business. Investors viewed these announcements favorably, which led to a sharp rally higher in both the equity and bonds of Rackspace.

Rise in global oil and natural gas prices due to Middle East conflict	Positive	The partial closure of the Strait of Hormuz caused a spike in oil prices and natural gas prices in Europe and Asia. These higher prices led to higher earnings for numerous energy-related firms. Multiple bonds from energy-related issuers performed well during the year due to these improved results and outlook.

Cable exposure	Negative	Multiple cable issuers posted weaker than expected results during the period. Increased competition from fiber and wireless players caused declines in valuation multiples and higher debt-to-enterprise-value ratios, which generally are considered to indicate higher financial risk. The worsening credit metrics and higher level of uncertainty about future earnings resulted in poor performance by cable bonds, especially those of CSC Holdings.

Event risk	Negative	Lingering effects of a fire at one of Kronos Acquisition’s only two distribution centers led to poor earnings results and concerns that the company might run out of available cash. The firm’s large amount of debt and need for more funds caused lenders to become concerned that Kronos would seek to raise new debt that would rank ahead of them in payment priority, leading to a decline in the prices of the company’s outstanding bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years from inception (February 5, 2025). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/26	1 Year	Since Inception
Virtus Newfleet High Yield MACS at NAV(1)	6.01%	5.74%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	5.91%	6.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$20,596
Total number of portfolio holdings	213
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	48%
Asset Allocation(1)
Corporate Bonds and Notes		99%
Financials	24
Energy	15
Industrials	14
All other Corporate Bonds and Notes	46
Preferred Stock		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8665
Virtus Newfleet High Yield MACS
Virtus Newfleet RMBS MACS
VMAJX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Newfleet RMBS MACS (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet RMBS MACS	$0	0.00%
Portfolio Manager Commentary by Virtus Managed Account Completion Shares (MACS) Trust
  For the fiscal year ended June 30, 2026, the Fund’s NAV returned 4.76%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.79% and the Bloomberg U.S. Mortgage Backed Securities Index, which serves as the style-specific index, returned 5.21%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Mortgage Backed Securities Index measures agency mortgage-backed pass through securities (fixed-rate and hybrid ARM) issued by GNMA, FNMA, and FHLMC. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s yield curve positioning during the period emphasized shorter maturities in an effort to reduce exposure to interest rate risk. A yield curve is a line chart that compares the interest rates of bonds with the same credit quality but different maturity dates. This positioning, as well as an underweight to U.S. agency mortgage-backed securities (MBS), detracted from performance for the period relative to the Bloomberg U.S. Mortgage-Backed Securities Index (the "Index"). Short-term interest rates rose faster than long-term rates during the reporting period, causing the yield curve to flatten, an indicator of a potential economic downturn. The Fund’s yield curve positioning helped to mitigate losses. However, the Index’s agency MBS credit spreads tightened more than the Fund’s non-agency residential mortgage-backed securities (RMBS). Spread refers to the additional yield over the yield of a risk-free government bond. The Index’s holdings benefited from a government announcement launching a large $200 billion agency MBS purchase program, which drove spreads tighter. The Fund’s 100% exposure to RMBS over agency MBS offered competitive risk-adjusted yields but was met with record levels of new issue supply during the period. This weighed on new issue pricing levels versus the Index. A resilient economy and housing market caused valuations of RMBS to tighten and remain firm despite the record supply, allowing for positive total returns. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
New issue supply	Negative	Supply running roughly 52% higher than the same period in 2025 caused prices and credit spreads to remain near averages despite the solid demand.
Underweight to agency MBS while spreads tightened	Negative	The Index’s agency MBS credit spreads tightened more than the Fund’s non-agency RMBS holdings. This caused the prices of the agency MBS bonds to rise, and the Fund's lack of exposure to these securities detracted from relative performance.

Stringent mortgage underwriting	Positive	Prudent underwriting led to low delinquencies among the majority of non-agency RMBS. This resulted in strong credit performance with minimal expected credit losses.
Benign interest rate environment	Positive	Limited interest rate changes during the period led to stable mortgage prepayments, which benefited the valuations of mortgage-backed securities.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years from inception (February 5, 2025). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/26	1 Year	Since Inception
Virtus Newfleet RMBS MACS at NAV(1)	4.76%	5.37%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
Bloomberg U.S. Mortgage Backed Securities Index	5.21%	5.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$31,858
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Mortgage-Backed Securities	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8666
Virtus Newfleet RMBS MACS
Virtus Seix High Yield MACS
VMAKX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Seix High Yield MACS (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield MACS	$0	0.00%
Portfolio Manager Commentary by Virtus Managed Account Completion Shares (MACS) Trust
  For the fiscal year ended June 30, 2026, the Fund’s NAV returned 5.68%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.79% and the ICE BofA U.S. High Yield Index, which serves as the style-specific index, returned 5.74%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market, as well as security selection in the BB and single-B ratings cohorts led it to underperform the ICE BofA U.S. High Yield Index (the "Index") for the 12-month period. Lower-rated credits outpaced higher-rated credits for the fiscal year. Additionally, certain industries were negatively affected by a projected disruption to their business models from artificial intelligence ("AI"). The Fund focuses on higher-quality, non-registered issues within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included building construction, technology, and diversified manufacturing/other industrial. Industry detractors from relative performance included financials, services/environmental, and healthcare/pharmaceuticals. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	The Fund’s underweight to single-B- and CCC-rated credits detracted from relative performance. This was partially offset by an underweight to CC-rated bonds.
Issue selection	Negative	The Fund’s issue selection detracted from performance relative to the Index. Negative issue selection within financials, services/environmental, and energy offset successful selection within building construction, consumer products/textile/tobacco, and technology.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view a bond as less risky, the value of the bond goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower-quality than in higher-quality bonds – higher-quality issues also benefited from spread tightening, which improved the total return for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years from inception (February 5, 2025). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/26	1 Year	Since Inception
Virtus Seix High Yield MACS at NAV(1)	5.68%	6.10%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.68%
ICE BofA U.S. High Yield Index	5.74%	6.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$8,488
Total number of portfolio holdings	126
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Corporate Bonds and Notes		100%
Industrials	21
Consumer Discretionary	17
Financials	14
Energy	14
Health Care	7
Communication Services	7
Information Technology	7
All other Corporate Bonds and Notes	13
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8667
Virtus Seix High Yield MACS
Virtus Stone Harbor EMD MACS
VMALX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Stone Harbor EMD MACS (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor EMD MACS	$0	0.00%
Portfolio Manager Commentary by Virtus Managed Account Completion Shares (MACS) Trust
  For the fiscal year ended June 30, 2026, the Fund’s NAV returned 8.59%. For the same period, the J.P. Morgan EMBI Global Diversified Index, a broad-based securities market index, returned 11.78% and the J.P. Morgan CEMBI Broad Diversified Index, which serves as the style-specific index, returned 6.82%.
  The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East, and Africa. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country and issue selection decisions had a positive impact on performance relative to the J.P. Morgan CEMBI Broad Diversified Index (the "Index"), for the reporting period. Exposures in all regions contributed to performance. Issue selection in Argentina was the single largest contributor, while overweights in Ghana and Ukraine were also significant contributors. In terms of industry attribution, an overweight to energy exploration & production (E&P) was a large contributor to performance, as was issue selection in the electric industry. The Fund’s overweight to Brazil negatively impacted performance, as did issue selection in the services/other industry. Overweight exposure to lower-quality credits had a positive impact, as did the Fund’s underweight to higher-rated credits. Issue selection within BB-rated bonds detracted from relative returns. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Argentina	Positive	Issue selection, particularly in Albanesi, a thermal power and gas generator in Argentina, contributed to performance relative to the Index.
India	Positive	Issue selection in Vedanta, India’s leading diversified natural resources company, and Adani, an integrated business conglomerate, enhanced relative performance during the period.
Brazil	Negative	An overweight to Brazil and issue selection, particularly in Ambipar, a global environmental solutions provider, and Raizen, an energy company, detracted from relative performance.
Services/other	Negative	An underweight to and issue selection in Hong Kong detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years from inception (February 5, 2025). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/26	1 Year	Since Inception
Virtus Stone Harbor EMD MACS at NAV(1)	8.59%	8.10%
J.P. Morgan EMBI Global Diversified Index	11.78%	10.97%
J.P. Morgan CEMBI Broad Diversified Index	6.82%	7.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$5,196
Total number of portfolio holdings	146
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	40%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Electric	15
Financial & Lease	13
Exploration & Production	11
Wireless	9
Financials	7
Industrial Other	4
Gaming	4
Metals, Mining & Steel	4
Technology	3
Media Cable	2
All other Corporate Bonds and Notes	24
Foreign Government Security		4
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8668
Virtus Stone Harbor EMD MACS

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $136,300 for 2026 and $240,712 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $24,923 for 2026 and $0 for 2025.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Managed Account Completion Shares (MACS) Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $24,923 for 2026 and $0 for 2025.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS MANAGED ACCOUNT COMPLETION
SHARES (MACS) TRUST
June 30, 2026

Virtus Newfleet ABS MACS
Virtus Newfleet CMBS MACS
Virtus Newfleet Floating Rate MACS
Virtus Newfleet High Yield MACS
Virtus Newfleet RMBS MACS
Virtus Seix High Yield MACS
Virtus Stone Harbor EMD MACS
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2026
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Commercial Mortgage-Backed Securities (“CMBS”)
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Residential Mortgage-Backed Securities (“RMBS”)
Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.
Société à responsabilité limitée (“S.a.r.l.”)
A French term for a limited liability company.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—97.3%
Automobiles—43.8%
ACM Auto Trust 2025-3A, A 144A 5.010%, 1/22/30(1)	$259	$257
American Credit Acceptance Receivables Trust 2025-1, C 144A 5.090%, 8/12/31(1)	1,025	1,028
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	17	17
2024-1A, B 144A 6.870%, 6/17/30(1)	335	338
2025-1A, A2 144A 4.920%, 5/15/29(1)	419	419
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	700	703
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	4	4
2021-N3, D 1.580%, 6/12/28	50	49
2021-P3, B 1.420%, 8/10/27	660	656
2022-N1, C 144A 3.320%, 12/11/28(1)	19	18
2023-N4, C 144A 6.590%, 2/11/30(1)	930	945
2024-N1, B 144A 5.630%, 5/10/30(1)	254	255
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	650	653
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	40	41
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	154	155
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	255	258
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	272	275
2024-5A, B 4.480%, 4/16/29	41	41
2026-3A, D 5.440%, 10/15/32	1,000	1,001
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	31	31
Ford Credit Auto Owner Trust 2024-D, A3 4.610%, 8/15/29	1,000	1,003
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(1)	116	117
2024-2A, C 144A 6.030%, 2/15/30(1)	590	596
LAD Auto Receivables Trust
2023-4A, C 144A 6.760%, 3/15/29(1)	62	63
2025-1A, D 144A 5.520%, 5/17/32(1)	495	498
Lendbuzz Securitization Trust
2024-2A, A2 144A 5.990%, 5/15/29(1)	130	130
2024-3A, B 144A 5.030%, 11/15/30(1)	260	259
	Par Value	Value
Automobiles—continued
2025-1A, A2 144A 5.100%, 10/15/30(1)	$347	$347
Lobel Automobile Receivables Trust 2026-1, B 144A 5.530%, 4/16/29(1)	1,000	997
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	96	97
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)(2)	31	31
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)(2)(3)	700	343
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	26	26
United Auto Credit Securitization Trust 2022-2, D 144A 6.840%, 1/10/28(1)	140	140
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	261	262
Veros Auto Receivables Trust
2024-1, C 144A 7.570%, 12/15/28(1)	235	239
2025-1, B 144A 5.540%, 7/16/29(1)	1,000	1,004
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	117	117
2024-2A, B 144A 5.620%, 3/15/30(1)	780	782
		14,195

Consumer Loans—0.8%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	12	12
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	225	222
Reach ABS Trust 2025-1A, A 144A 4.960%, 8/16/32(1)	17	17
		251

Other—52.7%
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	910	903
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	743	749
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	404	394
2020-AA, B 144A 2.790%, 7/17/46(1)	447	425
2024-A, B 144A 5.060%, 4/18/50(1)	225	223
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	61
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	581	584
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	40	39
2023-A, A 144A 5.770%, 11/15/38(1)	24	25
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	72	72
See Notes to Financial Statements

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Other—continued
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(1)	$746	$738
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	34	34
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	171	163
2023-1A, A 144A 5.670%, 12/15/43(1)	35	36
2023-2A, A 144A 6.530%, 6/15/49(1)	257	264
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	244	249
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	14	14
2024-2A, A 144A 5.500%, 3/25/38(1)	35	35
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	541	544
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	243	238
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	835	826
MAPS Trust 2026-1A, A 144A 5.201%, 1/15/51(1)	970	952
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(1)	470	471
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	33	33
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	146	146
2023-1A, B 144A 5.420%, 10/20/40(1)	25	25
2024-1A, A 144A 5.320%, 2/20/43(1)	122	124
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	337	301
NMEF Funding LLC
2024-A, A2 144A 5.150%, 12/15/31(1)	196	196
2025-A, B 144A 5.180%, 7/15/32(1)	235	235
Oaktree ABF Equipment ST LLC 2026-1A, B 144A 4.910%, 10/17/33(1)	1,000	994
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	53	54
2023-3A, C 144A 6.740%, 8/20/29(1)	611	619
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	462	463
	Par Value	Value

Other—continued
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	$305	$310
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	177	178
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	95	96
SoFi Consumer Loan Program Trust
2025-1, A 144A 4.800%, 2/27/34(1)	24	24
2025-4, B 144A 4.600%, 8/25/35(1)	1,000	995
2026-1, C 144A 4.740%, 12/26/35(1)	1,000	990
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,000	988
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	591
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	872	871
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	827	812
		17,084

Total Asset-Backed Securities (Identified Cost $31,987)		31,530

Total Long-Term Investments—97.3% (Identified Cost $31,987)		31,530

TOTAL INVESTMENTS—97.3% (Identified Cost $31,987)		$31,530
Other assets and liabilities, net—2.7%		871
NET ASSETS—100.0%		$32,401

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
plc	Public Limited Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $27,798 or 85.8% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$31,530	$31,156	$374
Total Investments	$31,530	$31,156	$374
There were no securities valued using quoted prices (Level 1) at June 30, 2026.
Securities held by the Fund with an end of period value of $374 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities
Investments in Securities
Balance as of June 30, 2025:	$—	$—
Transfers into Level 3(a)	374	374
Balance as of June 30, 2026	$374	$374
(a) Transfers into and/or from represent the ending value as of June 30, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—90.4%
Agency—20.3%
Federal National Mortgage Association Pool #BZ3500 4.530%, 5/1/30	$1,500	$1,505
Government National Mortgage Association 2025-125, JA 5.000%, 11/16/50(1)	1,864	1,863
		3,368

Non-Agency—70.1%
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.369%, 6/15/40(1)(2)	525	527
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.923%, 7/15/37(1)(2)	583	567
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	155	156
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.017%, 3/15/41(1)(2)	446	446
BX Trust 2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.169%, 3/15/30(1)(2)	168	168
CENT 2025-CITY, A 144A 5.091%, 7/10/40(1)(2)	795	794
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(1)(2)	740	742
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.075%, 12/15/39(1)(2)	750	751
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(1)(2)	955	976
Hudson Yards Mortgage Trust
2025-SPRL, A 144A 5.649%, 1/13/40(1)(2)	760	772
2026-10HY, A 144A 5.086%, 12/10/39(1)(2)	165	166
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(1)(2)	625	629
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	860	877
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	1,076	1,033
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(1)(2)	830	821
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(2)	760	764
	Par Value	Value

Non-Agency—continued
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(1)(2)	$700	$705
ROCK Trust 2024-CNTR, A 144A 5.388%, 11/13/41(2)	700	707
		11,601

Total Mortgage-Backed Securities (Identified Cost $14,972)		14,969

Asset-Backed Securities—7.0%
Other—7.0%
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	657	543
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(2)	620	613
		1,156

Total Asset-Backed Securities (Identified Cost $1,266)		1,156

Total Long-Term Investments—97.4% (Identified Cost $16,238)		16,125

TOTAL INVESTMENTS—97.4% (Identified Cost $16,238)		$16,125
Other assets and liabilities, net—2.6%		425
NET ASSETS—100.0%		$16,550

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $12,601 or 76.1% of net assets.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$14,969	$14,969
Asset-Backed Securities	1,156	1,156
Total Investments	$16,125	$16,125
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value	Value
Leveraged Loans—91.4%
Aerospace—4.5%
AAdvantage Loyalty IP Ltd. (3 month Term SOFR + 2.250%) 5.925%, 4/20/28(1)	$81	$81
As Mileage Plan Ip Ltd. 2026 (3 month Term SOFR + 2.000%) 5.643%, 5/12/33(1)	40	40
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.144%, 7/1/31(1)	173	173
Kaman Corp. 2026 (3 month Term SOFR + 2.000%) 5.670%, 2/26/32(1)	63	63
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.482%, 4/1/32(1)	25	25
Pac Dac LLC (3 month Term SOFR + 3.250%) 6.913%, 10/28/30(1)	75	74
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.732%, 3/18/30(1)	60	60
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.144%, 2/28/31(1)	29	29
Tranche K (1 month Term SOFR + 2.250%) 5.894%, 3/22/30(1)	117	117
Tranche N (1 month Term SOFR + 2.500%) 6.144%, 2/13/33(1)	5	5
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.442%, 4/1/31(1)	45	45
		712

Chemicals—4.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.894%, 2/19/30(1)	273	251
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/31/29(1)	166	163
Nouryon Finance B.V. 2024, Tranche B-1 (6 month Term SOFR + 3.250%) 6.938%, 4/3/28(1)	106	106
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.394%, 8/1/30(1)	104	104
		624

Consumer Durables—1.3%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(1)	50	50
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.670%, 8/13/32(1)	69	69
White Cap Supply Holdings LLC Tranche D (1 month Term SOFR + 3.500%) 7.144%, 2/10/33(1)	80	80
		199

	Par Value	Value

Consumer Non-Durables—2.1%
AI Aqua Merger Sub, Inc.
2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.119% - 6.164%, 7/30/28(1)	$66	$66
Tranche B 0.000%, 7/4/33(1)(2)	45	45
Albion Financing 3 S.a.r.l. 2025, Tranche A (2 month Term SOFR + 3.000%) 6.632%, 5/21/31(1)	84	84
BrightView Landscapes LLC (1 month Term SOFR + 2.000%) 5.636%, 6/17/33(1)	70	70
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.639%, 3/13/32(1)	71	70
		335

Energy—4.3%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.613%, 1/30/32(1)	135	135
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(1)	45	45
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.482%, 12/31/32(1)	78	77
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.925%, 2/11/33(1)	40	40
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.641%, 5/19/33(1)	78	78
Traverse Midstream Partners LLC
Tranche B 0.000%, 4/21/33(1)(2)	15	15
Tranche B (3 month Term SOFR + 2.500%) 6.164%, 2/16/28(1)	62	63
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.000%, 3/3/31(1)	108	108
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(1)	115	114
		675

Financials—5.7%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.644%, 11/6/30(1)	166	149
AmWINS Group, Inc. 2026, Tranche B (3 month Term SOFR + 2.000%) 5.732%, 1/30/32(1)	138	135
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 3.000%) 6.620% - 6.732%, 2/15/31(1)	83	81
Azorra Soar TLB Finance Ltd. (3 month Term SOFR + 2.500%) 6.164%, 10/18/29(1)	45	45
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.144%, 6/13/31(1)	49	47
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Citadel Securities LP 2026 (3 month Term SOFR + 2.000%) 5.661%, 6/10/33(1)	$170	$170
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 9/15/31(1)	75	73
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.139%, 3/18/30(1)	45	44
Jane Street Group LLC 0.000%, 12/15/31(1)(2)	35	35
Jump Financial LLC Tranche B-1 (3 month Term SOFR + 3.500%) 7.232%, 2/26/32(1)	40	40
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.482%, 5/6/31(1)	70	68
		887

Food / Tobacco—4.0%
Chobani LLC 2025, Tranche B, First Lien (1 month Term SOFR + 2.250%) 5.894%, 10/28/32(1)	35	35
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 7.987% - 8.014%, 8/2/28(3)	132	4
(1 month Term SOFR + 4.850%) 8.487%, 8/2/28(3)	303	3
(1 month Term SOFR + 8.100%) 11.719%, 8/2/28(3)	58	27
(1 month Term SOFR + 9.600%) 13.220%, 6/1/27(1)(4)	69	9
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(1)	248	247
Pegasus Bidco B.V. (1 month Term SOFR + 2.500%) 6.167%, 7/12/32(1)	80	80
Red SPV LLC (1 month Term SOFR + 2.250%) 5.902%, 3/15/32(1)	99	99
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.630%, 7/9/32(1)	10	10
Sigma Holdco B.V. Tranche B-15 (6 month Term SOFR + 4.250%) 7.918%, 10/31/30(1)	49	47
Triton Water Holdings, Inc. 2026 (3 month Term SOFR + 2.750%) 6.482%, 3/31/31(1)	60	60
		621

Food and Drug—0.5%
Opal Bidco SAS Tranche B-6 (3 month Term SOFR + 2.500%) 6.232%, 4/28/32(1)	74	74
Forest Prod / Containers—1.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.819%, 4/13/29(1)	90	88
	Par Value	Value

Forest Prod / Containers—continued
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.894%, 1/26/33(1)	$80	$80
		168

Gaming / Leisure—6.1%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.894%, 2/6/30(1)	97	93
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 8/30/30(1)	83	83
Entain plc Tranche B-6 (3 month Term SOFR + 2.250%) 5.982%, 10/31/29(1)	93	93
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 5.732%, 6/4/32(1)	69	68
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.613%, 11/5/31(1)	113	113
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.639%, 4/16/29(1)	70	70
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.639%, 10/21/32(1)	60	60
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(1)(2)	75	75
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.508%, 3/13/28(1)	109	106
TKO Worldwide Holdings LLC Tranche B-7 (3 month Term SOFR + 1.750%) 5.412%, 11/21/31(1)	137	137
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.982%, 12/30/32(1)	60	59
		957

Health Care—10.1%
Alkermes, Inc. Tranche B (3 month Term SOFR + 2.750%) 6.482%, 8/12/31(1)(4)	35	35
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.394%, 1/15/31(1)	54	54
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 6.657%, 9/29/31(1)	15	15
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 5.913%, 11/8/32(1)	149	149
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.370%, 5/1/31(1)	49	44
DaVita, Inc. 2025, Tranche B-2 (1 month Term SOFR + 1.750%) 5.394%, 5/9/31(1)	30	30
Financiere Mendel (3 month Term SOFR + 2.750%) 6.393%, 11/8/30(1)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.832%, 10/1/27(1)	94	93
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Health Care—continued
Genmab A/S Tranche B-1 (3 month Term SOFR + 2.000%) 5.732%, 12/13/32(1)	$43	$43
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(1)	120	120
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(1)	60	59
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.423%, 5/16/31(1)	64	63
Tranche B-2 (3 month Term SOFR + 3.500%) 7.177%, 5/16/31(1)	118	116
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(1)	15	15
Medline Borrower LP 2030 (1 month Term SOFR + 1.500%) 5.144%, 5/16/33(1)	217	216
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/12/31(1)	64	63
Phoenix Guarantor, Inc. Tranche B-6 (1 month Term SOFR + 2.000%) 5.644%, 2/21/31(1)	197	197
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.413%, 11/3/31(1)	25	24
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.644%, 12/3/31(1)	49	49
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.156%, 12/4/31(1)	59	59
Surgery Center Holdings, Inc. 2025 (1 month Term SOFR + 2.500%) 6.144%, 12/19/30(1)	60	60
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.187%, 11/20/29(1)	56	53
		1,582

Housing—3.8%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 9/8/32(1)	80	80
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.894%, 12/17/31(1)	138	138
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 5.894%, 4/14/31(1)	353	353
Qxo Building Products, Inc. Tranche B 0.000%, 7/1/33(1)(2)	20	20
		591

Information Technology—6.0%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.232%, 2/23/32(1)	10	10
	Par Value	Value

Information Technology—continued
Tranche B-1 (3 month Term SOFR + 2.250%) 5.982%, 2/24/31(1)	$80	$78
Belden, Inc. 0.000%, 7/1/33(1)(2)	10	10
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.394%, 2/25/33(1)	15	15
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.982%, 3/21/31(1)	69	60
Composecure Holdings LLC (3 month Term SOFR + 2.250%) 5.918%, 1/14/33(1)	32	32
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.494%, 9/29/28(1)	82	75
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(1)	12	13
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 6.394%, 5/30/31(1)	60	57
Esco Technologies, Inc. Tranche B, First Lien 0.000%, 5/27/33(1)(2)	10	10
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.144%, 1/30/32(1)	138	132
NCR Atleos LLC Tranche B (3 month Term SOFR + 3.000%) 6.668%, 4/16/29(1)	25	25
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 6.508%, 3/10/28(1)	80	80
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.732%, 8/31/28(1)	72	69
Shift4 Payments LLC (3 month Term SOFR + 2.000%) 5.732%, 7/3/32(1)	75	74
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.644%, 5/9/31(1)	92	92
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.913%, 2/10/31(1)	106	100
		932

Manufacturing—8.1%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.913% - 5.894%, 8/19/31(1)	84	84
Arcline FM Holdings LLC 2025 0.000%, 6/23/30(1)(2)	35	35
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.232%, 2/3/33(1)	60	60
Construction Partners, Inc. (1 month Term SOFR + 2.000%) 5.637%, 11/3/31(1)	209	209
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/30/31(1)	20	19
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.394%, 6/4/31(1)	166	166
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Gibraltar Industries, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.914% - 5.926%, 2/2/33(1)	$28	$28
Glatfelter Corp. Tranche B (1 month Term SOFR + 4.250%) 7.894%, 11/4/31(1)	50	50
Indicor LLC Tranche E (1 month Term SOFR + 2.500%) 6.144%, 11/22/29(1)	96	96
Innio Group Holding GmbH 2026, Tranche B (3 month Term SOFR + 1.500%) 5.148%, 11/3/31(1)	60	59
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.620%, 12/2/31(1)	181	181
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.644%, 3/17/32(1)	114	114
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.232%, 2/28/33(1)	40	40
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.377%, 4/30/30(1)	119	119
		1,260

Media / Telecom - Broadcasting—3.5%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.332%, 6/18/29(1)	160	145
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(1)	19	19
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.394%, 3/24/32(1)	25	25
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 6.735%, 12/1/28(1)	109	109
Nexstar Media, Inc.
Tranche B-5 (1 month Term SOFR + 2.500%) 6.144%, 6/28/32(1)	129	127
Tranche B-7 (1 month Term SOFR + 2.750%) 6.394%, 3/18/33(1)	22	21
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.258%, 1/31/29(1)	101	100
		546

Media / Telecom - Cable/Wireless Video—6.4%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.942%, 12/15/31(1)	314	309
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/18/30(1)	251	224
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.175%, 8/2/29(1)	222	223
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.994%, 11/12/27(1)	310	235
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Level 3 Financing, Inc. Tranche B-5 (1 month Term SOFR + 2.750%) 6.394%, 3/29/32(1)	$3	$3
		994

Media / Telecom - Diversified Media—1.7%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.663%, 10/30/30(1)	161	160
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.394%, 8/6/31(1)	39	39
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.769%, 2/3/33(1)	75	74
		273

Media / Telecom - Telecommunications—2.5%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.798%, 5/1/28(1)	188	188
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.894%, 11/22/28(1)	210	210
		398

Media / Telecom - Wireless Communications—0.5%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.258%, 3/2/29(1)	74	75
Metals / Minerals—0.8%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.394%, 8/18/30(1)	72	72
Worthington Steel, Inc. (1 month Term SOFR + 4.000%) 7.620%, 6/1/33(1)	50	50
		122

Retail—2.1%
Chewy, Inc. (3 month Term SOFR + 1.750%) 5.446%, 6/16/33(1)	10	10
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.894%, 6/11/31(1)	92	91
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.232%, 10/26/30(1)	132	132
PetsMart LLC Tranche B (1 month Term SOFR + 4.000%) 7.652%, 8/18/32(1)	63	63
Skechers USA, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.394%, 9/13/32(1)	39	39
		335

Service—5.1%
Adi Global Distribution Funding LLC Tranche B 0.000%, 6/17/33(1)(2)	5	5
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Service—continued
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.644%, 8/12/32(1)	$49	$49
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.894%, 7/9/32(1)	122	122
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.663%, 2/9/33(1)	35	35
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.916%, 1/9/32(1)	25	25
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.419%, 2/1/29(1)	75	75
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.644%, 1/31/31(1)	79	79
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.482%, 6/12/30(1)	49	47
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(1)	160	149
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.148%, 10/8/32(1)	47	47
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.619%, 10/13/30(1)	123	122
TMF Sapphire Bidco B.V. Tranche B-7 (3 month Term SOFR + 3.250%) 6.982%, 5/30/33(1)	39	39
		794

Transportation - Automotive—2.8%
American Axle & Manufacturing, Inc. Tranche C (1-3 month Term SOFR + 3.250%) 6.915% - 6.925%, 2/3/33(1)	54	54
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.657%, 10/16/31(1)	161	161
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.144%, 5/6/30(1)	125	125
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.144%, 1/30/31(1)	101	100
		440

Utilities—4.4%
Alpha Generation LLC (1 month Term SOFR + 1.750%) 5.394%, 6/10/33(1)	65	64
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 3.250%) 5.894% - 5.982%, 6/23/32(1)	87	87
Hunterstown Generation LLC (3 month Term SOFR + 2.750%) 6.482%, 11/6/31(1)	80	80
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.482%, 3/9/33(1)	24	24
	Par Value	Value

Utilities—continued
Lightning Power LLC Tranche B (1 month Term SOFR + 2.000%) 5.644%, 8/18/31(1)	$103	$103
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(1)(2)	5	5
Potomac Energy Center LLC (3 month Term SOFR + 2.750%) 6.413%, 8/5/32(1)	29	29
Talen Energy Supply LLC 2025, Tranche B (1 month Term SOFR + 2.000%) 5.644%, 11/25/32(1)	73	72
Tenaska Pennsylvania Partners LLC Tranche B (3 month Term SOFR + 2.250%) 5.870%, 2/18/33(1)	40	40
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.620%, 1/27/31(1)	182	182
		686

Total Leveraged Loans (Identified Cost $14,626)		14,280

	Shares
Common Stocks—0.3%
Communication Services—0.2%
Atento Luxco 1 S.A.(5)	1,188	24
Materials—0.1%
Klockner Pentaplast(5)	12,465	23
Total Common Stocks (Identified Cost $15)		47

Exchange-Traded Fund—3.1%
Invesco Senior Loan ETF(6)	23,335	475
Total Exchange-Traded Fund (Identified Cost $186)		475

Total Long-Term Investments—94.8% (Identified Cost $14,827)		14,802

TOTAL INVESTMENTS—94.8% (Identified Cost $14,827)		$14,802
Other assets and liabilities, net—5.2%		820
NET ASSETS—100.0%		$15,622

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	This loan will settle after June 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(3)	Security in default; no interest payments are being received.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
Netherlands	3
Canada	2
Cayman Islands	1
Gibraltar	1
Australia	1
Total	100%
† % of total investments as of June 30, 2026.
As of June 30, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition Co. IV LLC, 11/06/31	$23	$23	$23	$— (1)
Kaman Corp. 2026, 2/26/32	7	7	7	— (1)
Total	$30	$30	$30	$— (1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Leveraged Loans	$14,280	$—	$14,236	$44
Equity Securities:
Common Stocks	47	—	47	—
Exchange-Traded Fund	475	475	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	— (1)	—	— (1)	—
Total Investments	$14,802	$475	$14,283	$44

(1)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—94.2%
Communication Services—8.6%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$78	$78
144A 4.750%, 3/1/30(1)	425	403
CMG Media Corp. 144A 8.875%, 6/18/29(1)	95	70
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	155	95
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	35	35
144A 8.875%, 2/1/30(1)	15	15
144A 8.875%, 2/1/30(1)	105	107
144A 9.250%, 6/1/32(1)	15	15
Discovery Global Holdings, Inc. 5.141%, 3/15/52	80	54
DISH Network Corp. 144A 11.750%, 11/15/27(1)	90	92
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	80	79
Pioneer Opco LLC 144A 7.000%, 5/15/33(1)	20	20
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	70	63
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(1)	50	50
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	130	134
Snap, Inc. 144A 6.875%, 3/15/34(1)	190	184
Telesat Canada 144A 6.500%, 10/15/27(1)	30	21
Univision Communications, Inc. 144A 8.875%, 4/15/33(1)	100	98
Verizon Communications, Inc. 6.200%, 5/14/56	155	157
		1,770

Consumer Discretionary—7.5%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(1)	30	30
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	115	118
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	150	142
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	160	163
Ford Motor Credit Co. LLC 6.500%, 2/7/35	95	97
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	85	83
Murphy Oil USA, Inc. 144A 5.875%, 6/1/34(1)	125	125
Newell Brands, Inc.
6.375%, 9/15/27	275	277
6.625%, 9/15/29	89	91
6.375%, 5/15/30	60	61
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	104
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)(2)(3)	39	— (4)
	Par Value	Value

Consumer Discretionary—continued
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	$5	$5
Wayfair LLC
144A 7.250%, 10/31/29(1)	20	21
144A 6.750%, 11/15/32(1)	40	41
144A 7.125%, 5/31/34(1)	10	10
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	175	173
		1,541

Consumer Staples—2.9%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	155	150
144A 5.750%, 3/31/34(1)	15	14
Chobani LLC 144A 6.375%, 4/15/34(1)	60	61
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	255	253
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	115	116
		594

Energy—14.8%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	105
Antero Midstream Partners LP 144A 5.750%, 7/1/34(1)	10	10
Bristow Group, Inc. 144A 6.750%, 2/1/33(1)	40	40
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	215	222
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	110	115
Energy Transfer LP
8.000%, 5/15/54	10	11
Series G 7.125%(5)	230	237
Series H 6.500%(5)	410	410
Genesis Energy LP
8.875%, 4/15/30	160	167
6.750%, 3/15/34	20	20
Harbour Energy plc 144A 6.327%, 4/1/35(1)	150	153
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	125	131
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	110	110
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(1)	30	30
144A 6.750%, 10/1/35(1)	55	56
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	215	219
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(2)	120	— (4)
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	50	52
SM Energy Co. 144A 6.625%, 4/15/34(1)	20	20
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(1)	20	20
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
South Bow Canadian Infrastructure Holdings Ltd.
7.500%, 3/1/55	$200	$214
7.625%, 3/1/55	15	16
Sunoco LP
144A 5.625%, 3/15/31(1)	45	45
144A 5.375%, 7/15/31(1)	15	15
144A 5.875%, 3/15/34(1)	25	25
144A 5.625%, 7/15/34(1)	20	19
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	115
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	60	64
TransCanada PipeLines Ltd. 6.375%, 10/17/56	20	20
Transocean International Ltd.
144A 8.750%, 2/15/30(1)	67	69
144A 8.500%, 5/15/31(1)	90	93
144A 7.875%, 10/15/32(1)	25	26
Venture Global LNG, Inc.
144A 9.000%(1)(5)	40	39
144A 9.875%, 2/1/32(1)	160	171
		3,059

Financials—23.2%
Acrisure LLC
144A 8.250%, 2/1/29(1)	60	56
144A 6.000%, 8/1/29(1)	95	84
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	125	129
Ally Financial, Inc. 8.000%, 11/1/31	115	128
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	110	77
American National Group, Inc. 7.000%, 12/1/55	34	33
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	5	5
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(1)	55	59
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	215	217
Avis Budget Car Rental LLC 144A 4.750%, 4/1/28(1)	30	29
Azorra Finance Ltd.
144A 7.250%, 1/15/31(1)	110	113
144A 6.250%, 2/15/34(1)	30	29
Block, Inc. 6.500%, 5/15/32	210	214
BNP Paribas S.A. 144A 7.450% (1)(5)	215	222
Bond U.S. Bidco 1, Inc. 144A 7.125%, 6/15/33(1)	50	50
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	65	68
Citadel Finance LLC 144A 5.150%, 2/14/31(1)	60	59
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	95	87
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	50	51
	Par Value	Value

Financials—continued
Endo Finance Holdings LP 144A 8.500%, 4/15/31(1)	$90	$95
F&G Annuities & Life, Inc. 6.500%, 6/4/29	100	102
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	100	101
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	110	108
Gaia Purchaser, Inc. 144A 7.625%, 7/15/33(1)	15	15
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	205	206
Grifols S.A. 144A 4.750%, 10/15/28(1)	120	118
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	105	107
ION Platform Finance U.S., Inc. 144A 8.750%, 5/1/29(1)	75	67
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	395	392
Lloyds Banking Group plc 6.625% (5)	55	55
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	110	113
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	50	50
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	195
Nationstar Mortgage Holdings LLC 144A 5.750%, 11/15/31(1)	90	91
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(1)	80	80
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(1)	80	85
OneMain Finance Corp.
7.125%, 11/15/31	180	183
6.750%, 3/15/32	15	15
6.500%, 3/15/33	70	69
6.750%, 9/15/33	20	20
Organon & Co. 144A 5.125%, 4/30/31(1)	20	20
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	145	150
Reinsurance Group of America, Inc. 6.650%, 9/15/55	165	167
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	40	40
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	105	107
Seadrill Finance Ltd. 144A 6.750%, 7/15/34(1)	15	14
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(1)	95	96
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	60	59
Synergy Infrastructure Holdings LLC
144A 7.875%, 12/1/30(1)	85	89
144A 7.000%, 7/15/34(1)	10	10
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(1)	$45	$50
		4,779

Health Care—4.9%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	110	110
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	50	52
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(1)	5	5
Centene Corp. 3.375%, 2/15/30	110	103
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	60	59
CVS Health Corp. 6.750%, 12/10/54	113	118
GENMAB A/S
144A 6.250%, 12/15/32(1)	5	5
144A 7.250%, 12/15/33(1)	5	5
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	70	71
LifePoint Health, Inc.
144A 5.375%, 1/15/29(1)	105	101
144A 9.875%, 8/15/30(1)	95	100
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	15	15
Organon & Co.
144A 4.125%, 4/30/28(1)	120	119
144A 7.875%, 5/15/34(1)	20	21
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	95	99
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)	20	20
		1,003

Industrials—13.0%
APi Group DE, Inc. 144A 5.750%, 6/1/34(1)	36	39
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	410	414
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	5	5
Cimpress plc 144A 7.375%, 9/15/32(1)	175	177
Clarios Global LP 144A 6.750%, 2/15/30(1)	15	15
Esab Corp. 144A 5.625%, 4/1/31(1)	15	15
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(1)	225	232
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	115	118
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	145	152
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	50	52
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	40	42
144A 6.000%, 3/15/34(1)	40	40
	Par Value	Value

Industrials—continued
Hilton Domestic Operating Co., Inc.
144A 5.500%, 9/15/31(1)	$13	$13
144A 5.750%, 9/15/33(1)	115	115
Icahn Enterprises LP
5.250%, 5/15/27	25	25
144A 10.000%, 11/15/29(1)	85	84
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	100	100
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(1)	165	168
144A 10.375%, 5/15/31(1)	10	10
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	145	148
QXO Building Products, Inc. 144A 6.875%, 7/15/34(1)	19	20
Science Applications International Corp. 144A 5.875%, 11/1/33(1)	65	64
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	60	60
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(1)	70	67
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	195	200
144A 6.125%, 7/31/34(1)	10	10
United Airlines Holdings, Inc.
4.875%, 3/1/29	55	54
5.375%, 3/1/31	5	5
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	95	96
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	60	62
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(1)	45	45
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	35	36
		2,683

Information Technology—4.1%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	160	155
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	60	60
CoreWeave, Inc. 144A 9.625%, 7/15/32(1)	20	20
HUT 8 DC LLC 144A 6.192%, 11/15/42(1)	150	152
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	60	61
Intel Corp. 3.100%, 2/15/60	210	120
Oracle Corp. 6.700%, 2/4/56	50	47
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	100	99
UKG, Inc. 144A 6.875%, 2/1/31(1)	60	58
WULF Compute LLC 144A 7.750%, 10/15/30(1)	75	79
		851

See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Materials—5.4%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)(2)	$230	$2
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	155	157
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	100	100
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	39	39
INEOS Finance plc 144A 7.500%, 4/15/29(1)	125	122
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	215	215
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	100	98
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	60	60
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	198
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	110	103
WS Escrow LLC 144A 7.750%, 6/1/33(1)	10	10
		1,104

Real Estate—1.5%
Forestar Group, Inc. 144A 6.500%, 3/15/33(1)	80	81
Iron Mountain, Inc.
144A 6.250%, 1/15/33(1)	105	106
144A 6.250%, 1/15/35(1)	60	60
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	65	66
		313

Utilities—8.3%
AES Corp. (The) 7.600%, 1/15/55	410	420
Alpha Generation LLC 144A 6.250%, 1/15/34(1)	60	59
American Electric Power Co., Inc. 6.950%, 12/15/54	220	232
Ferrellgas LP 144A 5.875%, 4/1/29(1)	205	199
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	95	98
144A 8.375%, 2/15/32(1)	55	57
NRG Energy, Inc. 144A 6.125%, 5/15/36(1)	35	35
Sempra 6.375%, 4/1/56	55	56
Suburban Propane Partners LP 144A 6.500%, 12/15/35(1)	87	84
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	5	5
144A 6.500%, 1/15/34(1)	20	21
Vistra Corp. 144A 8.000% (1)(5)	— (6)	393
	Par Value	Value

Utilities—continued
XPLR Infrastructure Operating Partners LP 144A 7.750%, 4/15/34(1)	$50	$53
		1,712

Total Corporate Bonds and Notes (Identified Cost $19,577)		19,409

	Shares
Preferred Stock—1.2%
	Financials—1.2%
Capital Farm Credit ACA Series 1 144A, 8.393%(1)	250 (6)	246
	Total Preferred Stock (Identified Cost $250)	246

	Total Long-Term Investments—95.4% (Identified Cost $19,827)	19,655

	TOTAL INVESTMENTS—95.4% (Identified Cost $19,827)	$19,655
	Other assets and liabilities, net—4.6%	941
	NET ASSETS—100.0%	$20,596

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $15,539 or 75.4% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received.
(4)	Amount is less than $500 (not in thousands).
(5)	No contractual maturity date.
(6)	Value shown as par value.

Country Weightings (Unaudited)†
United States	85%
Canada	4
Luxembourg	2
Cayman Islands	2
United Kingdom	2
Ireland	2
France	1
Other	2
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$19,409	$19,407	$2
Equity Securities:
Preferred Stock	246	246	—
Total Investments	$19,655	$19,653	$2
There were no securities valued using quoted prices (Level 1) at June 30, 2026.
Securities held by the Fund with an end of period value of $2 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—95.9%
Non-Agency—95.9%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	$690	$689
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(2)	460	462
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	945	909
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	94	92
2022-5, A1 144A 4.500%, 5/25/67(1)(2)	525	524
2023-1, A1 144A 4.750%, 9/26/67(1)(2)	246	245
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	172	167
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	430	418
2022-1, A1B 144A 4.269%, 12/25/56(1)(2)	670	633
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(2)	777	730
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(2)	67	67
COLT Mortgage Loan Trust 2026-3, A1 144A 5.119%, 5/25/71(1)(2)	894	888
CoreVest American Finance Trust
2018-1, D 144A 4.920%, 6/15/51(1)	118	117
2019-3, C 144A 3.265%, 10/15/52(1)	295	275
EFMT
2025-NQM2, A1 144A 5.596%, 6/25/70(1)(2)	285	285
2026-NQM6, A1 144A 5.466%, 6/25/71(1)(2)	880	879
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(2)	215	210
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	420	418
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	62	57
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 5.380%, 5/25/67(1)(2)	1,046	1,042
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	33	31
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	199	173
2017-4, A13 144A 3.500%, 11/25/48(1)(2)	176	159
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	63	57
2017-5, A1 144A 4.726%, 10/26/48(1)(2)	16	16
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 4.513%, 4/25/46(1)(2)	785	778
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	113	113
	Par Value	Value
Non-Agency—continued
2025-CES1, A1 144A 5.666%, 5/25/55(1)(2)	$230	$230
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(2)	351	351
2026-ACES1, A1 144A 4.894%, 4/25/66(1)(2)	324	320
LHOME Mortgage Trust 2026-RTL1, A1 144A 4.908%, 1/25/41(1)(2)	200	198
MetLife Securitization Trust
2017-1A, M1 144A 3.335%, 4/25/55(1)(2)	1,110	998
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	25	25
MFA Trust
2022-NQM2, A1 144A 5.000%, 5/25/67(1)(2)	358	350
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(2)	475	474
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(2)	27	27
2019-1, M2 144A 3.500%, 10/25/69(1)(2)	774	716
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	152	146
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	115	111
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	56	52
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	312	300
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	146	141
2022-NQM2, A1 144A 3.850%, 3/27/62(1)(2)	66	62
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	26	25
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	208	202
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	640	559
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	540	500
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	140	139
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	524	526
2024-NQM16, A1 144A 5.530%, 10/25/64(1)(2)	266	267
PRKCM Trust 2025-AFC1, A1A 144A 5.101%, 10/25/60(1)(2)	1,273	1,266
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(2)	261	261
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(2)	183	159
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(2)	191	190
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(2)	195	195
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(2)	$317	$318
Sequoia Mortgage Trust 2013-8, B1 3.477%, 6/25/43(2)	54	52
Starwood Mortgage Residential Trust
2021-3, A1 144A 1.127%, 6/25/56(1)(2)	204	176
2021-5, A2 144A 2.178%, 9/25/66(1)(2)	640	552
Towd Point Mortgage Trust
2016-4, B1 144A 3.909%, 7/25/56(1)(2)	885	858
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	276	272
2017-4, A2 144A 3.000%, 6/25/57(1)(2)	405	385
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	895	873
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	3	3
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	1,190	1,094
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	212	205
2019-2, A2 144A 3.750%, 12/25/58(1)(2)	1,155	1,047
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	965	876
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.363%, 5/25/58(1)(2)	215	216
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	1,115	1,083
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	1,595	1,390
2023-1, A1 144A 3.750%, 1/25/63(1)	62	59
2024-1, A1 144A 4.927%, 3/25/64(1)(2)	111	113
2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	303	303
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	1,105	1,057
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	45	44
	Par Value	Value
Non-Agency—continued
2021-1R, A1 144A 1.280%, 5/25/56(1)	$79	$74
2022-1, A2 144A 5.850%, 8/25/57(1)(2)	242	241
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(2)	43	37
Total Mortgage-Backed Securities (Identified Cost $30,624)		30,552

Asset-Backed Security—0.5%
Other—0.5%
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	145
Total Asset-Backed Security (Identified Cost $145)		145

Total Long-Term Investments—96.4% (Identified Cost $30,769)		30,697

TOTAL INVESTMENTS—96.4% (Identified Cost $30,769)		$30,697
Other assets and liabilities, net—3.6%		1,161
NET ASSETS—100.0%		$31,858

Abbreviation:
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $30,645 or 96.2% of net assets.

(2)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$30,552	$30,552
Asset-Backed Security	145	145
Total Investments	$30,697	$30,697
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—80.8%
Communication Services—5.7%
Angi Group LLC 144A 3.875%, 8/15/28(1)	$50	$42
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	55	55
Live Nation Entertainment, Inc. 144A 3.750%, 1/15/28(1)	50	49
Match Group, Inc. 144A 5.625%, 2/15/29(1)	55	55
Nexstar Media, Inc.
144A 6.500%, 9/15/33(1)	56	56
144A 7.250%, 4/15/34(1)	13	13
Paramount Global
5.900%, 10/15/40	6	5
5.850%, 9/1/43	15	11
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	150	142
Sirius XM Radio LLC 144A 5.000%, 8/1/27(1)	42	42
Snap, Inc. 144A 6.875%, 3/1/33(1)	20	19
		489

Consumer Discretionary—13.4%
Allison Transmission, Inc. 144A 5.875%, 6/1/29(1)	50	50
Asurion LLC 144A 8.000%, 12/31/32(1)	50	50
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	50	51
Crocs, Inc. 144A 4.125%, 8/15/31(1)	150	140
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	50	51
FirstCash, Inc.
144A 6.875%, 3/1/32(1)	50	51
144A 6.125%, 5/1/34(1)	55	55
Gee Automotive Holdings LLC 144A 7.250%, 3/1/31(1)	30	31
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	50	51
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	50	52
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	150	142
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	50	52
Phinia, Inc. 144A 6.750%, 4/15/29(1)	50	51
Sonic Automotive, Inc. 144A 4.625%, 11/15/29(1)	50	49
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	50	48
TopBuild Corp. 144A 4.125%, 2/15/32(1)	50	51
Weekley Homes LLC 144A 6.750%, 1/15/34(1)	138	138
Whirlpool Corp.
144A 7.500%, 7/1/31(1)	2	2
144A 7.875%, 7/1/34(1)	13	13
	Par Value	Value

Consumer Discretionary—continued
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	$14	$14
		1,142

Consumer Staples—1.2%
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	50	51
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	49	51
		102

Energy—11.1%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	55	55
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	50	51
Chord Energy Corp.
144A 6.000%, 10/1/30(1)	142	143
144A 6.750%, 3/15/33(1)	50	51
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	50	52
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	50	51
Matador Resources Co. 144A 6.500%, 4/15/32(1)	50	50
Noble Finance II LLC
144A 8.000%, 4/15/30(1)	23	24
144A 6.250%, 6/15/34(1)	172	168
Oceaneering International, Inc. 144A 6.875%, 7/15/34(1)	15	15
PBF Holding Co. LLC 144A 7.250%, 6/1/34(1)	58	57
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	50	49
SESI LLC 144A 7.875%, 9/30/30(1)	2	2
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	69	74
Valaris Ltd. 144A 8.375%, 4/30/30(1)	49	51
Venture Global LNG, Inc. 144A 9.500%, 2/1/29(1)	50	54
		947

Financials—11.3%
Acrisure LLC 144A 7.500%, 11/6/30(1)	50	47
Blackstone Mortgage Trust, Inc. 144A 6.250%, 6/1/31(1)	5	5
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	55	56
First Eagle Holdings, Inc. 144A 7.250%, 8/15/32(1)	39	39
Gaia Purchaser, Inc. 144A 7.625%, 7/15/33(1)	31	31
Kinetik Holdings LP 144A 6.625%, 12/15/28(1)	50	51
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	140	142
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(1)	$50	$52
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	50	52
PRA Group, Inc. 144A 8.875%, 1/31/30(1)	50	52
Rocket Cos., Inc.
144A 6.500%, 8/1/29(1)	50	51
144A 6.125%, 8/1/30(1)	26	27
144A 6.125%, 8/1/31(1)	4	4
Rocket Mortgage LLC 144A 3.625%, 3/1/29(1)	50	48
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	62	61
Sabre Financial Borrower LLC 144A 11.125%, 6/15/29(1)	13	14
Starwood Property Trust, Inc. 144A 5.250%, 10/15/28(1)	55	55
Stonebriar ABF Issuer LLC 144A 7.000%, 8/15/31(1)	16	16
Transocean International Ltd. 144A 7.875%, 10/15/32(1)	5	5
UWM Holdings LLC 144A 6.625%, 2/1/30(1)	50	47
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	50	52
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	50	52
		959

Health Care—5.8%
Charles River Laboratories International, Inc. 144A 4.000%, 3/15/31(1)	150	141
DaVita, Inc. 144A 6.875%, 9/1/32(1)	50	51
Insulet Corp. 144A 6.500%, 4/1/33(1)	49	50
Molina Healthcare, Inc.
144A 3.875%, 5/15/32(1)	150	136
144A 6.250%, 1/15/33(1)	53	53
Prestige Brands, Inc. 6.250%, 7/15/34	5	5
Teleflex, Inc. 144A 5.875%, 1/15/32(1)	53	53
		489

Industrials—16.7%
ADT Security Corp. (The) 144A 4.875%, 7/15/32(1)	50	47
Advanced Drainage Systems, Inc. 144A 6.375%, 6/15/30(1)	50	51
APi Group DE, Inc. 144A 4.750%, 10/15/29(1)	50	49
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	50	52
Axon Enterprise, Inc. 144A 6.125%, 3/15/30(1)	50	51
Boise Cascade Co. 144A 4.875%, 7/1/30(1)	50	49
	Par Value	Value

Industrials—continued
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	$50	$52
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	140	142
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	150	147
Clean Harbors, Inc. 144A 5.125%, 7/15/29(1)	50	50
Columbus McKinnon Corp. 144A 7.125%, 2/1/33(1)	25	25
Core & Main LP 144A 6.000%, 7/1/34(1)	4	4
Danaos Corp. 144A 6.875%, 10/15/32(1)	100	103
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	50	49
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	50	51
Herc Holdings, Inc. 144A 6.625%, 6/15/29(1)	50	51
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	50	54
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	50	51
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	50	52
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	50	49
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	140	141
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	50	50
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	50	49
		1,419

Information Technology—5.7%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	50	51
Ciena Corp. 144A 4.000%, 1/31/30(1)	50	48
Elastic N.V. 144A 4.125%, 7/15/29(1)	50	48
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	140	138
Fair Isaac Corp. 144A 4.000%, 6/15/28(1)	50	49
PTC, Inc. 144A 4.000%, 2/15/28(1)	50	49
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	47	47
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(1)	50	52
		482

Materials—4.7%
Cleveland-Cliffs, Inc. 6.250%, 10/1/40	20	16
Fortescue Treasury Pty Ltd. 144A 6.125%, 4/15/32(1)	50	51
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Materials—continued
Graphic Packaging International LLC 144A 6.375%, 7/15/32(1)	$50	$50
Knife River Corp. 144A 7.750%, 5/1/31(1)	50	52
PLS Group Ltd. 144A 6.875%, 5/1/31(1)	71	73
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	50	51
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	50	50
Smyrna Ready Mix Concrete LLC 144A 8.875%, 11/15/31(1)	50	53
		396

Real Estate—1.2%
Forestar Group, Inc. 144A 5.000%, 3/1/28(1)	50	50
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	50	50
		100

Utilities—4.0%
Hawaiian Electric Co., Inc. 144A 6.000%, 10/1/33(1)	52	51
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	50	51
Talen Energy Supply LLC
144A 6.250%, 2/1/34(1)	18	18
144A 6.500%, 2/1/36(1)	103	104
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	6	6
Venture Global Plaquemines LNG LLC
144A 6.125%, 12/15/30(1)	52	53
144A 7.750%, 5/1/35(1)	48	54
		337

Total Corporate Bonds and Notes (Identified Cost $6,839)		6,862

Total Long-Term Investments—80.8% (Identified Cost $6,839)		6,862

TOTAL INVESTMENTS—80.8% (Identified Cost $6,839)		$6,862
Other assets and liabilities, net—19.2%		1,626
NET ASSETS—100.0%		$8,488

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $6,825 or 80.4% of net assets.

Country Weightings (Unaudited)†
United States	91%
Canada	3
Bermuda	2
Australia	2
Marshall Islands	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$6,862	$6,862
Total Investments	$6,862	$6,862
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Security—3.4%
South Korea—3.4%
Korea Gas Corp. RegS 2.000%, 7/13/31(2)	$200	$177
Total Foreign Government Security (Identified Cost $175)		177

Corporate Bonds and Notes—93.6%
Angola—1.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	50	50
Argentina—4.7%
Generacion Mediterranea S.A.
144A 7.500%, 12/31/34(3)	49	40
144A 4.000%, 6/30/36(3)(4)	7	2
MSU Energy S.A. 144A 9.750%, 12/5/30(3)	49	50
MSU Green Energy 144A 9.750%, 6/16/36(3)	23	23
Telecom Argentina S.A.
144A 9.500%, 7/18/31(3)	24	26
144A 9.250%, 5/28/33(3)	26	28
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(3)	36	37
YPF S.A. 144A 9.500%, 1/17/31(3)	38	40
		246

Austria—0.5%
Suzano Austria GmbH Series DM3N 3.125%, 1/15/32	29	26
Brazil—9.8%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(3)	19	20
Adecoagro S.A. 144A 7.500%, 7/29/32(3)	21	20
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(3)	33	35
CSN Resources S.A. 144A 4.625%, 6/10/31(3)	28	17
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(3)	12	12
FORESEA Holding S.A. 144A 7.500%, 6/15/30(3)	39	38
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(3)	29	26
JBS N.V. 4.375%, 2/2/52	53	40
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(3)	37	35
OHI Group S.A. 144A 13.000%, 7/22/29(3)	29	31
PRIO Luxembourg Holding S.a.r.l. 144A 6.750%, 10/15/30(3)	19	19
Raizen Fuels Finance S.A.
144A 5.300%, 1/20/27(3)(5)	11	6
144A 6.250%, 7/8/32(3)(5)	19	10
	Par Value(1)	Value

Brazil—continued
Samarco Mineracao S.A. (9.000% or 5.000% PIK, 4.000% cash) 144A 9.500%, 6/30/31(3)(4)	$47	$47
Simpar Europe S.A. 144A 5.200%, 1/26/31(3)	48	40
Suzano Austria GmbH 3.750%, 1/15/31	28	26
Trident Energy Finance plc 144A 12.500%, 11/30/29(3)	19	20
Vamos Europe S.A. 144A 9.200%, 1/26/31(3)	22	21
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(3)	16	17
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(3)	25	28
		508

Cayman Islands—0.4%
Melco Resorts Finance Ltd. RegS 6.500%, 9/24/33(2)	20	20
Chile—4.0%
ATP Tower Holdings 144A 7.875%, 2/3/30(3)	22	23
Banco de Chile 144A 2.990%, 12/9/31(3)	60	54
Banco de Credito e Inversiones S.A. 144A 7.500% (3)(6)	37	39
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(3)	44	40
Inversiones CMPC S.A. 144A 6.700%, 12/9/57(3)	42	41
Sociedad Quimica y Minera de Chile S.A. 144A 5.625%, 4/22/56(3)	13	13
		210

China—8.1%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	35	23
CK Hutchison International 24 II Ltd. (Hong Kong), 144A 4.750%, 9/13/34(3)	110	109
Melco Resorts Finance Ltd. (Macau) RegS 5.375%, 12/4/29(2)	84	82
Sands China Ltd. (Macau) 5.400%, 8/8/28	100	101
Standard Chartered plc (Hong Kong) 144A 2.678%, 6/29/32(3)	69	62
Tencent Holdings Ltd. 144A 2.390%, 6/3/30(3)	50	46
		423

Colombia—4.3%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(3)	39	36
Banco Davivienda S.A. 144A 6.650% (3)(6)	42	39
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Colombia—continued
Ecopetrol S.A.
6.875%, 4/29/30	$15	$15
7.375%, 9/18/43	44	44
Geopark Ltd. 144A 8.750%, 1/31/30(3)	13	13
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(3)	31	28
Grupo Nutresa S.A. 144A 7.875% (3)(6)	29	29
Promigas S.A. ESP 144A 7.750%, 6/24/56(3)	21	21
		225

Czech Republic—2.2%
CPI Property Group S.A. RegS 6.000%, 1/27/32(2)	100 EUR	112
Georgia—0.3%
Bank of Georgia JSC 144A 6.500%, 6/3/31(3)	16	16
Ghana—1.2%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(2)	50	50
RegS 7.500%, 3/1/28(2)	15	14
		64

Guatemala—0.7%
CT Trust 144A 5.125%, 2/3/32(3)	11	10
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(3)	28	28
		38

Hong Kong—0.2%
AIA Group Ltd. 144A 3.600%, 4/9/29(3)	10	10
India—5.6%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(3)	150	141
Adani Ports & Special Economic Zone Ltd.
RegS 3.100%, 2/2/31(2)	14	13
RegS 3.828%, 2/2/32(2)	23	21
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(3)	81	68
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(3)	40	38
Vedanta Resources Finance II plc 144A 10.875%, 9/17/29(3)	9	9
		290

Indonesia—2.7%
Freeport Indonesia PT RegS 5.315%, 4/14/32(2)	60	60
	Par Value(1)	Value

Indonesia—continued
Minejesa Capital B.V. 144A 4.625%, 8/10/30(3)	$81	$80
		140

Israel—0.9%
Energean Israel Finance Ltd. 144A, RegS 5.375%, 3/30/28(2)(3)	7	7
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(3)	10	10
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	30	30
		47

Jersey—0.2%
Tullow Holdco 2 Ltd. (10.250% cash and 3.000% PIK, 1.750% cash or PIK) 144A 15.000%, 11/15/28(3)(4)	13	12
Kazakhstan—1.3%
KazMunayGas National Co. JSC 144A 3.500%, 4/14/33(3)	75	68
Kuwait—0.8%
NBK Tier 1 Ltd. 144A 6.375% (3)(6)	39	39
Luxembourg—2.3%
Aegea Finance S.a.r.l. 144A 7.625%, 1/20/36(3)	19	16
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(3)	25	26
Green Palm Bidco S.a.r.l. 144A 5.957%, 6/30/41(3)	13	13
MHP Lux S.A. 144A 10.500%, 7/28/29(3)	20	21
Minerva Luxembourg S.A. 144A 7.500%, 4/22/36(3)	13	12
Movida Europe S.A. 144A 9.700%, 10/11/33(3)	18	17
Rede D’or Finance S.a.r.l. 144A 6.550%, 4/28/36(3)	14	14
		119

Malaysia—0.3%
GENM Capital Labuan Ltd. RegS 3.882%, 4/19/31(2)	15	13
Mauritius—0.3%
HTA Group Ltd. 144A 6.750%, 4/1/31(3)	15	15
Mexico—7.7%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(3)	6	5
Banca Mifel S.A. 144A 9.250% (3)(6)	14	14
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Mexico—continued
Banco Mercantil del Norte S.A.
144A 7.500%(3)(6)	$49	$49
RegS 5.750%, 10/4/31(2)	28	28
Cemex SAB de C.V. 144A 7.200% (3)(6)	30	31
COX Asset Mexico S.A. de C.V. 144A 7.750%, 5/8/36(3)	25	26
El Puerto de Liverpool SAB de C.V. 144A 5.750%, 2/10/38(3)	19	18
Esentia Energy Development SAB de C.V. 144A 6.500%, 7/30/38(3)	20	20
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple 144A 7.250%, 1/31/41(3)	13	13
Gruma SAB de C.V.
144A 5.390%, 12/9/34(3)	20	20
144A 5.761%, 12/9/54(3)	19	18
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(3)	36	37
Grupo Televisa SAB 6.625%, 1/15/40	30	26
Orbia Advance Corp. SAB de C.V.
144A 7.500%, 5/13/35(3)	14	14
144A 5.875%, 9/17/44(3)	18	14
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(2)	31	30
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(3)	18	20
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(3)	15	15
		398

Morocco—1.7%
OCP S.A. 144A 7.500%, 5/2/54(3)	79	86
Netherlands—1.3%
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(3)	20	8
Metinvest B.V. 144A 7.650%, 10/1/27(3)	21	21
Veon Midco B.V. 144A 6.950%, 6/1/31(3)	37	37
		66

Nigeria—2.8%
Access Bank plc 144A 6.125%, 9/21/26(3)	15	15
IHS Holding Ltd.
144A 7.875%, 5/29/30(3)	33	34
144A 8.250%, 11/29/31(3)	41	43
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	54	54
		146

Panama—0.5%
Generadora de Gatun S.A. 144A 6.874%, 9/30/44(3)	26	27
	Par Value(1)	Value

Peru—2.9%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(3)	$25	$25
144A 6.450%, 7/30/35(3)	6	6
Kallpa Generacion S.A. 144A 5.500%, 9/11/35(3)	26	26
Marcobre SAC 144A 5.750%, 1/22/36(3)	21	21
Orazul Energy Peru S.A. 144A 6.250%, 9/17/32(3)	20	20
Scotiabank Peru SAA 144A 6.100%, 10/1/35(3)	26	26
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(3)	26	27
		151

Poland—0.4%
ORLEN S.A. 144A 6.000%, 1/30/35(3)	20	21
Saudi Arabia—2.4%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(3)	83	84
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(3)	46	41
		125

Serbia—0.5%
Telecommunications Co. Telekom Srbija AD Belgrade 144A 7.250%, 5/18/31(3)	28	28
Singapore—0.7%
Medco Maple Tree Pte Ltd. RegS 8.960%, 4/27/29(2)	25	26
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.217%, 4/2/28(3)(7)	10	10
		36

South Africa—4.1%
Prosus N.V. RegS 3.061%, 7/13/31(2)	125	113
Sasol Financing USA LLC 4.375%, 9/18/26	100	100
		213

South Korea—0.4%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(3)	20	21
Taiwan—1.7%
TSMC Global Ltd. RegS 1.375%, 9/28/30(2)	100	88
Tanzania—2.5%
HTA Group Ltd. 144A 7.500%, 6/4/29(3)	129	132
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Thailand—2.0%
Bangkok Bank PCL
144A 3.733%, 9/25/34(3)	$60	$57
RegS 5.082%, 11/26/35(2)	20	20
Thaioil Treasury Center Co., Ltd. RegS 3.500%, 10/17/49(2)	38	26
		103

Turkey—3.5%
Akbank TAS 144A 7.875%, 9/4/35(3)	50	50
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(3)	11	11
Guermat Elektrik Ueretim AS 144A 10.748%, 5/21/35(3)	16	16
Turk Telekomunikasyon AS 144A 6.950%, 10/7/32(3)	20	20
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	37	39
Turkiye Garanti Bankasi AS 144A 8.125%, 1/3/35(3)	15	15
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(3)	18	18
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(3)	16	12
		181

Ukraine—1.1%
Metinvest B.V. 144A 7.750%, 10/17/29(3)	9	8
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(3)	51	51
		59

United Arab Emirates—3.7%
Abu Dhabi National Energy Co. PJSC
144A 4.696%, 4/24/33(3)	100	98
144A 3.400%, 4/29/51(3)	18	13
DP World Ltd. 144A 4.700%, 9/30/49(3)	100	82
		193

Vietnam—0.9%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(3)	48	47
Virgin Islands(British)—0.5%
Studio City Co., Ltd. 144A 6.125%, 5/15/31(3)	27	27
	Par Value(1)	Value

	Zambia—0.5%
First Quantum Minerals Ltd. 144A 8.625%, 6/1/31(3)	$24	$25
	Total Corporate Bonds and Notes (Identified Cost $4,797)	4,864

	Total Long-Term Investments—97.0% (Identified Cost $4,972)	5,041

	TOTAL INVESTMENTS—97.0% (Identified Cost $4,972)	$5,041
	Other assets and liabilities, net—3.0%	155
	NET ASSETS—100.0%	$5,196

Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PCL	Public Company Limited
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
EUR	Euro

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $3,717 or 71.5% of net assets.

(4)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(5)	Security in default; no interest payments are being received.
(6)	No contractual maturity date.
(7)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)

Country Weightings (Unaudited)†
Brazil	10%
China	8
Mexico	8
India	6
Argentina	5
Colombia	4
South Africa	4
Other	55
Total	100%
† % of total investments as of June 30, 2026.

Forward foreign currency exchange contracts as of June 30, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	6	EUR	5	Barclays Capital Group	07/10/26	$—	$— (1)
USD	113	EUR	96	CITI	07/10/26	3	—
Total						$3	$— (1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Security	$177	$177
Corporate Bonds and Notes	4,864	4,864
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	3	3
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	— (1)	— (1)
Total Investments	$5,044	$5,044

(1)	Amount is less than $500 (not in thousands).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	Newfleet ABS MACS	Newfleet CMBS MACS	Newfleet Floating Rate MACS	Newfleet High Yield MACS
Assets
Investment in securities at value(1)	$31,530	$16,125	$14,802	$19,655
Cash	845	412	950	696
Receivables
Investment securities sold	—	—	113	—
Dividends and interest	81	64	108	315
Receivable from adviser	4	4	2	3
Unrealized appreciation on unfunded loan commitment(2)	—	—	— (a)	—
Prepaid Trustees’ retainer	9	4	—	6
Total assets	32,469	16,609	15,975	20,675
Liabilities
Payables
Investment securities purchased	—	—	282	15
Dividend distributions	—	— (a)	—	4
Administration and accounting fees	11	10	11	10
Transfer agent and sub-transfer agent fees and expenses	1	1	1	1
Professional fees	42	39	48	40
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	14	9	11	9
Total liabilities	68	59	353	79
Net Assets	$32,401	$16,550	$15,622	$20,596
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$32,959	$16,928	$16,800	$21,535
Accumulated earnings (loss)	(558)	(378)	(1,178)	(939)
Net Assets	$32,401	$16,550	$15,622	$20,596
Net Assets:
Shares Outstanding (unlimited number of shares authorized, no par value)	3,285,590	1,667,948	1,639,153	2,107,750
Net Asset Value and Redemption Price Per Share	$9.86	$9.92	$9.53	$9.77
(1) Investment in securities at cost	$31,987	$16,238	$14,827	$19,827
(2) See Schedule of Investments for schedule of unfunded loan commitments.

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	Newfleet RMBS MACS	Seix High Yield MACS	Stone Harbor EMD MACS
Assets
Investment in securities at value(1)	$30,697	$6,862	$5,041
Cash	1,107	1,740	124
Unrealized appreciation on forward foreign currency exchange contracts	—	—	3
Receivables
Investment securities sold	—	—	42
Dividends and interest	113	116	75
Receivable from adviser	4	4	1
Prepaid Trustees’ retainer	8	1	1
Total assets	31,929	8,723	5,287
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	—	— (a)
Payables
Fund shares repurchased	—	1	—
Investment securities purchased	—	161	42
Dividend distributions	—	25	—
Administration and accounting fees	11	9	9
Transfer agent and sub-transfer agent fees and expenses	1	— (a)	— (a)
Professional fees	43	31	33
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	16	8	7
Total liabilities	71	235	91
Net Assets	$31,858	$8,488	$5,196
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$33,764	$8,494	$5,112
Accumulated earnings (loss)	(1,906)	(6)	84
Net Assets	$31,858	$8,488	$5,196
Net Assets:
Shares Outstanding (unlimited number of shares authorized, no par value)	3,151,857	849,995	511,227
Net Asset Value and Redemption Price Per Share	$10.11	$9.99	$10.16
(1) Investment in securities at cost	$30,769	$6,839	$4,972

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED June 30, 2026
($ reported in thousands)

	Newfleet ABS MACS	Newfleet CMBS MACS	Newfleet Floating Rate MACS	Newfleet High Yield MACS
Investment Income
Dividends	$—	$—	$33	$—
Interest	1,856	857	672	1,521
Other income	—	—	5	—
Total investment income	1,856	857	710	1,521
Expenses
Administration and accounting fees	70	52	53	56
Transfer agent fees and expenses	15	8	7	9
Administration out of pocket expenses	5	1	3	3
Custodian fees	—	—	4	—
Printing fees and expenses	4	4	4	4
Professional fees	54	46	58	45
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Registration fees	7	4	3	4
Trustees’ fees and expenses	30	15	13	17
Miscellaneous expenses	14	8	14	7
Total expenses	199	138	159	145
Less net expenses reimbursed and/or waived by investment adviser	(199)	(138)	(159)	(145)
Net expenses	— (a)	— (a)	— (a)	— (a)
Net investment income (loss)	1,856	857	710	1,521
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(50)	(11)	(195)	(259)
Net change in unrealized appreciation (depreciation) on:
Investments	(562)	(140)	93	(26)
Net realized and unrealized gain (loss) on investments	(612)	(151)	(102)	(285)
Net increase (decrease) in net assets resulting from operations	$1,244	$706	$608	$1,236

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED June 30, 2026
($ reported in thousands)

	Newfleet RMBS MACS	Seix High Yield MACS	Stone Harbor EMD MACS
Investment Income
Interest	$1,936	$308	$354
Other income	1	—	2
Total investment income	1,937	308	356
Expenses
Administration and accounting fees	71	40	40
Transfer agent fees and expenses	16	2	2
Administration out of pocket expenses	4	9	6
Custodian fees	2	—	—
Printing fees and expenses	5	3	3
Professional fees	58	29	26
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Registration fees	9	1	1
Trustees’ fees and expenses	31	4	4
Miscellaneous expenses	17	1	3
Total expenses	213	89	85
Less net expenses reimbursed and/or waived by investment adviser	(213)	(89)	(85)
Net expenses	— (a)	— (a)	— (a)
Net investment income (loss)	1,937	308	356
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	88	(6)	10
Foreign currency transactions	—	—	— (a)
Forward foreign currency exchange contracts	—	—	(7)
Net change in unrealized appreciation (depreciation) on:
Investments	(247)	(19)	60
Foreign currency translations	—	—	— (a)
Forward foreign currency exchange contracts	—	—	12
Net realized and unrealized gain (loss) on investments	(159)	(25)	75
Net increase (decrease) in net assets resulting from operations	$1,778	$283	$431

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Newfleet ABS MACS		Newfleet CMBS MACS
	Year Ended June 30, 2026	From Inception February 5, 2025 to June 30, 2025	Year Ended June 30, 2026	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,856	$833	$857	$605
Net realized gain (loss)	(50)	10	(11)	(35)
Net increase from payment by affiliate	—	—	—	4
Net change in unrealized appreciation (depreciation)	(562)	105	(140)	27
Increase (decrease) in net assets resulting from operations	1,244	948	706	601
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(1,878)	(805)	(918)	(475)
Total dividends and distributions to shareholders	(1,878)	(805)	(918)	(475)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	(5,173)	38,065	(4,042)	20,678
Net increase (decrease) in net assets	(5,807)	38,208	(4,254)	20,804
Net Assets
Beginning of period	38,208	—	20,804	—
End of Period	$32,401	$38,208	$16,550	$20,804
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet Floating Rate MACS		Newfleet High Yield MACS
	Year Ended June 30, 2026	From Inception February 5, 2025 to June 30, 2025	Year Ended June 30, 2026	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$710	$494	$1,521	$703
Net realized gain (loss)	(195)	(286)	(259)	(94)
Net change in unrealized appreciation (depreciation)	93	(118)	(26)	(146)
Increase (decrease) in net assets resulting from operations	608	90	1,236	463
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(1,293)	(355)	(1,491)	(688)
Total dividends and distributions to shareholders	(1,293)	(355)	(1,491)	(688)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	(4,904)	21,476	(1,033)	22,109
Net increase (decrease) in net assets	(5,589)	21,211	(1,288)	21,884
Net Assets
Beginning of period	21,211	—	21,884	—
End of Period	$15,622	$21,211	$20,596	$21,884
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet RMBS MACS		Seix High Yield MACS
	Year Ended June 30, 2026	From Inception February 5, 2025 to June 30, 2025	Year Ended June 30, 2026	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,937	$1,116	$308	$121
Net realized gain (loss)	88	(18)	(6)	(28)
Net change in unrealized appreciation (depreciation)	(247)	175	(19)	42
Increase (decrease) in net assets resulting from operations	1,778	1,273	283	135
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(1,613)	(906)	(308)	(117)
Total dividends and distributions to shareholders	(1,613)	(906)	(308)	(117)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	(15,323)	46,649	3,459	5,036
Net increase (decrease) in net assets	(15,158)	47,016	3,434	5,054
Net Assets
Beginning of period	47,016	—	5,054	—
End of Period	$31,858	$47,016	$8,488	$5,054
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Stone Harbor EMD MACS
	Year Ended June 30, 2026	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$356	$136
Net realized gain (loss)	3	(5)
Net change in unrealized appreciation (depreciation)	72	— (a)
Increase (decrease) in net assets resulting from operations	431	131
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(350)	(128)
Total dividends and distributions to shareholders	(350)	(128)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	7	5,105
Net increase (decrease) in net assets	88	5,108
Net Assets
Beginning of period	5,108	—
End of Period	$5,196	$5,108

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet ABS MACS
7/1/25 to 6/30/26	$10.04	0.52	(0.17)	0.35	(0.53)	(0.53)	—	(0.18)	$9.86	3.56%	$32,401	— % (8)	0.56%	5.24%	39%
2/5/25(9) to 6/30/25	10.00	0.22	0.03	0.25	(0.21)	(0.21)	—	0.04	10.04	2.52	38,208	0.01	0.71	5.46	14

Newfleet CMBS MACS
7/1/25 to 6/30/26	$10.06	0.49	(0.11)	0.38	(0.52)	(0.52)	—	(0.14)	$9.92	3.87%	$16,550	— % (8)	0.78%	4.85%	33%
2/5/25(9) to 6/30/25	10.00	0.27	—	0.27	(0.21)	(0.21)	— (10)	0.06	10.06	2.69	20,804	0.01	0.90	6.63	27

Newfleet Floating Rate MACS
7/1/25 to 6/30/26	$9.94	0.43	(0.06)	0.37	(0.78)	(0.78)	—	(0.41)	$9.53	3.89%	$15,622	— % (8)	0.99%	4.40%	49%
2/5/25(9) to 6/30/25	10.00	0.17	(0.09)	0.08	(0.14)	(0.14)	—	(0.06)	9.94	0.77	21,211	0.03	0.94	4.20	37

Newfleet High Yield MACS
7/1/25 to 6/30/26	$9.89	0.71	(0.13)	0.58	(0.70)	(0.70)	—	(0.12)	$9.77	6.01%	$20,596	— % (8)	0.69%	7.23%	48%
2/5/25(9) to 6/30/25	10.00	0.31	(0.12)	0.19	(0.30)	(0.30)	—	(0.11)	9.89	1.99	21,884	0.01	1.02	7.96	20

Newfleet RMBS MACS
7/1/25 to 6/30/26	$10.08	0.53	(0.06)	0.47	(0.44)	(0.44)	—	0.03	$10.11	4.76%	$31,858	— % (8)	0.58%	5.25%	16%
2/5/25(9) to 6/30/25	10.00	0.23	0.04	0.27	(0.19)	(0.19)	—	0.08	10.08	2.70	47,016	0.01	0.63	5.83	8

Seix High Yield MACS
7/1/25 to 6/30/26	$10.04	0.60	(0.04)	0.56	(0.61)	(0.61)	—	(0.05)	$9.99	5.68%	$8,488	— % (8)	1.73%	6.00%	36%
2/5/25(9) to 6/30/25	10.00	0.24	0.03	0.27	(0.23)	(0.23)	—	0.04	10.04	2.79	5,054	0.01	3.10	6.12	16

Stone Harbor EMD MACS
7/1/25 to 6/30/26	$10.01	0.70	0.14	0.84	(0.69)	(0.69)	—	0.15	$10.16	8.59%	$5,196	— % (8)	1.64%	6.86%	40%
2/5/25(9) to 6/30/25	10.00	0.27	(0.01)	0.26	(0.25)	(0.25)	—	0.01	10.01	2.68	5,108	0.01	3.33	6.82	12

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Amount is less than 0.005%.
(9)	Inception date.
(10)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
Note 1. Organization
Virtus Managed Account Completion Shares (MACS) Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 7 funds (each a “Fund” or collectively, the “Funds”) of the Trust are offered for sale, which are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
There are no sales charges or distribution and service (Rule 12b-1) fees applicable to the Funds’ shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated the Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from Real Estate Investment Trusts (“REITs”) is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
For the year ended June 30, 2026, each Fund did not incur a material income tax expense. Accordingly, the disclosures required by FASB Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Funds.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.
Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (“IO”) which receive all of the interest, and principal-only securities (“PO”) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2026, none of the Funds were lending under the agreement with BNY.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
L.
Segment Reporting
ASC 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board, management of the Funds’ Adviser acts as the respective Fund’s CODM. The CODM monitors the Funds’ operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the year ended June 30, 2026, certain Funds entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Statement Line Description	Primary Risk	Stone Harbor EMD MACS
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$3
Total Assets		$3
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$— (a)
Total Liabilities		$— (a)

(a)	Amount is less than $500 (not in thousands).

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the fiscal year ended June 30, 2026:
Statement Line Description	Primary Risk	Stone Harbor EMD MACS
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(7)
Total		$(7)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$12
Total		$12
The quarterly average values (unless otherwise specified) of the derivatives held by the Fund in the table shown below indicate the volume of derivative activity for each applicable Fund for the year ended June 30, 2026.
Stone Harbor EMD MACS
Forward Foreign Currency Exchange Sale Contracts(1)	$123

(1)	Average notional amount.
B.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
C.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
At June 30, 2026, the Fund’s derivative assets and liabilities (by type) are as follows:
	Stone Harbor EMD MACS
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$3	$— (a)
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$3	$— (a)
Derivatives not subject to a MNA or similar agreement	—	—
Total assets and liabilities subject to a MNA	$3	$— (a)

(a)	Amount is less than $500 (not in thousands).
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of June 30, 2026:
Stone Harbor EMD MACS
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$3	$—	$—	$—	$3
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$— (a)	$—	$—	$—	$— (a)
	—	—	—	—	—
Total	$— (a)	$—	$—	$—	$— (a)

(a)	Amount is less than $500 (not in thousands).
(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
The Adviser does not charge a management fee to the Funds. Shareholders should be aware, however, that each Fund is an integral part of separately managed account programs, and its Adviser, subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
B.
Subadvisers
The subadvisers who manage the investments of each Fund do not charge a subadvisory fee. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:
Fund	Subadviser
Newfleet ABS MACS	Newfleet(1)
Newfleet CMBS MACS	Newfleet(1)
Newfleet Floating Rate MACS	Newfleet(1)
Newfleet High Yield MACS	Newfleet(1)
Newfleet RMBS MACS	Newfleet(1)
Seix High Yield MACS	Seix(2)
Stone Harbor EMD MACS	SHIP(3)

(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Seix Investment Advisors (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
(3)	Stone Harbor Investment Partners (“SHIP”), a division of VFIA.
C.
Expense Limitations
Each Fund’s subadviser has contractually agreed to limit the respective Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the Funds’ Board may modify or terminate the expense limitation agreement.
D.
Distributor
VP Distributors, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. For the year ended June 30, 2026, the Funds did not incur distribution fees.
E.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended June 30, 2026, the Funds incurred administration fees totaling $131 which are included in the Statements of Operations within the line item “Administration and accounting fees.” Virtus Fund Services, LLC, waived all administration fees incurred.
For the year ended June 30, 2026, the Funds incurred transfer agent fees totaling $59 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” Virtus Fund Services, LLC, waived all transfer agent fees incurred.
F.
Affiliated Shareholders
At June 30, 2026, Virtus and its affiliates held significant shares of the following Funds, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
Newfleet ABS MACS	1,962,736	$19,353
Newfleet CMBS MACS	1,118,055	11,091
Newfleet Floating Rate MACS	987,662	9,442
Newfleet High Yield MACS	1,016,851	9,935
Newfleet RMBS MACS	2,102,045	21,252
Seix High Yield MACS	500,000	4,995
Stone Harbor EMD MACS	500,000	5,080
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended June 30, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and derivatives) during the year ended June 30, 2026, were as follows:
	Purchases	Sales
Newfleet ABS MACS	$13,334	$18,306
Newfleet CMBS MACS	2,194	8,831
Newfleet Floating Rate MACS	7,539	10,077
Newfleet High Yield MACS	9,584	11,155
Newfleet RMBS MACS	5,495	20,779
Seix High Yield MACS	3,815	1,813
Stone Harbor EMD MACS	1,988	2,069
Purchases and sales of long-term U.S. government and agency securities during the year ended June 30, 2026, were as follows:
	Purchases	Sales
Newfleet CMBS MACS	$3,407	$6
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Newfleet ABS MACS				Newfleet CMBS MACS
	Year Ended June 30, 2026		From Inception February 5, 2025 to June 30, 2025		Year Ended June 30, 2026		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	1	$9	3,970	$39,700	—	$—	2,374	$23,723
Reinvestment of distributions	189	1,880	80	805	92	918	47	475
Shares repurchased	(711)	(7,062)	(244)	(2,440)	(492)	(4,960)	(352)	(3,520)
Net Increase / (Decrease)	(521)	$(5,173)	3,806	$38,065	(400)	$(4,042)	2,069	$20,678

	Newfleet Floating Rate MACS				Newfleet High Yield MACS
	Year Ended June 30, 2026		From Inception February 5, 2025 to June 30, 2025		Year Ended June 30, 2026		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	—	$—	3,508	$35,080	1	$8	2,353	$23,477
Reinvestment of distributions	133	1,293	35	353	151	1,487	70	689
Shares repurchased	(629)	(6,197)	(1,409)	(13,957)	(256)	(2,528)	(211)	(2,057)
Net Increase / (Decrease)	(496)	$(4,904)	2,134	$21,476	(104)	$(1,033)	2,212	$22,109

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
	Newfleet RMBS MACS				Seix High Yield MACS
	Year Ended June 30, 2026		From Inception February 5, 2025 to June 30, 2025		Year Ended June 30, 2026		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	1	$6	5,189	$51,887	346	$3,455	504	$5,035
Reinvestment of distributions	159	1,613	90	906	— (1)	5	— (1)	1
Shares repurchased	(1,675)	(16,942)	(612)	(6,144)	(— ) (1)	(1)	—	—
Net Increase / (Decrease)	(1,515)	$(15,323)	4,667	$46,649	346	$3,459	504	$5,036

	Stone Harbor EMD MACS
	Year Ended June 30, 2026		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	—	$—	510	$5,103
Reinvestment of distributions	1	7	— (1)	2
Net Increase / (Decrease)	1	$7	510	$5,105

(1)	Amount is less than 500 shares (not in thousands).
Note 7. Purchases and Redemption In-kind
(reported in thousands)
As of the close of business on February 5, 2025, Virtus Newfleet Multi-Sector Intermediate Bond Series (“Newfleet Multi-Sector Intermediate Bond Series”), Virtus Tactical Allocation Fund (“Tactical Allocation Fund”) and Virtus Tactical Allocation Series (“Tactical Allocation Series”) each settled purchases of shares of Newfleet ABS MACS, Newfleet CMBS MACS, Newfleet Floating Rate MACS, Newfleet High Yield MACS, and Newfleet RMBS MACS by delivering portfolio securities and other assets in exchange for shares of Newfleet ABS MACS, Newfleet CMBS MACS, Newfleet Floating Rate MACS, Newfleet High Yield MACS, and Newfleet RMBS MACS. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:
Virtus Newfleet ABS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$12,247	1,225
Tactical Allocation Fund	24,783	2,478
Tactical Allocation Series	2,600	260
	$39,630	3,963

Virtus Newfleet CMBS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$4,381	438
Tactical Allocation Fund	13,046	1,305
Tactical Allocation Series	1,470	147
	$18,897	1,890

Virtus Newfleet Floating Rate MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$10,485	1,048

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Virtus Newfleet Floating Rate MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Tactical Allocation Fund	18,582	1,858
Tactical Allocation Series	1,857	186
	$30,924	3,092

Virtus Newfleet High Yield MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$11,372	1,137
Tactical Allocation Fund	10,207	1,021
Tactical Allocation Series	1,033	103
	$22,612	2,261

Virtus Newfleet RMBS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$10,548	1,055
Tactical Allocation Fund	37,265	3,726
Tactical Allocation Series	4,021	402
	$51,834	5,183
For U.S. GAAP purposes, the securities and other assets transferred were recorded at market value, and the historical cost basis of the assets transferred was not carried forward to the funds. For federal income tax purposes, the transfers were recorded at the historical cost basis of the assets transferred (see Note 13. Federal Income Tax information).
Note 8. 10% Shareholders
As of June 30, 2026, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet ABS MACS	93%	2
Newfleet CMBS MACS	93	2
Newfleet Floating Rate MACS	93	2
Newfleet High Yield MACS	95	2
Newfleet RMBS MACS	93	2
Seix High Yield MACS	74	2
Stone Harbor EMD MACS	98	1

*	Includes affiliated shareholder account(s).
Note 9. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Changes in interest rates may cause both extension and prepayment risks for both mortgage and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.
CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed income investments and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.
Please refer to the Funds’ prospectus, which contains additional information about each Fund and its risks.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 10. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 11. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2026, the Funds did not hold any securities that were restricted.
Note 12. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended June 30, 2026, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the year ended June 30, 2026.
Note 13. Federal Income Tax Information
($ reported in thousands)
At June 30, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet ABS MACS	$32,007	$93	$ (570)	$ (477)
Newfleet CMBS MACS	16,260	48	(183)	(135)
Newfleet Floating Rate MACS	15,453	63	(714)	(651)
Newfleet High Yield MACS	19,906	325	(576)	(251)
Newfleet RMBS MACS	31,961	21	(1,285)	(1,264)
Seix High Yield MACS	6,839	47	(24)	23
Stone Harbor EMD MACS	4,974	111	(41)	70
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2026, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet CMBS MACS	$10	$153
Newfleet Floating Rate MACS	178	259
Newfleet High Yield MACS	127	296
Newfleet RMBS MACS	—	581
Seix High Yield MACS	31	—
Stone Harbor EMD MACS	5	—
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Fund	Undistributed Ordinary Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Newfleet ABS MACS	$23	$96	$ —
Newfleet CMBS MACS	5	85	163
Newfleet Floating Rate MACS	8	98	437
Newfleet High Yield MACS	4	270	423
Newfleet RMBS MACS	6	67	581
Seix High Yield MACS	4	2	31
Stone Harbor EMD MACS	24	5	5
The differences between the book and tax basis of distributable earnings relate principally to the different cost basis of the assets transferred and the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended June 30, 2026 and 2025 was as follows:
	Ordinary Income	Total
Newfleet ABS MACS
6/30/26	$1,878	$1,878
6/30/25	805	805
Newfleet CMBS MACS
6/30/26	918	918
6/30/25	475	475
Newfleet Floating Rate MACS
6/30/26	1,293	1,293
6/30/25	355	355
Newfleet High Yield MACS
6/30/26	1,491	1,491
6/30/25	688	688
Newfleet RMBS MACS
6/30/26	1,613	1,613
6/30/25	906	906
Seix High Yield MACS
6/30/26	308	308
6/30/25	117	117
Stone Harbor EMD MACS
6/30/26	350	350
6/30/25	128	128
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Managed Account Completion Shares (MACS) Trust and Shareholders of Virtus Newfleet ABS MACS, Virtus Newfleet CMBS MACS, Virtus Newfleet Floating Rate MACS, Virtus Newfleet High Yield MACS, Virtus Newfleet RMBS MACS, Virtus Seix High Yield MACS and Virtus Stone Harbor EMD MACS
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet ABS MACS, Virtus Newfleet CMBS MACS, Virtus Newfleet Floating Rate MACS, Virtus Newfleet High Yield MACS, Virtus Newfleet RMBS MACS, Virtus Seix High Yield MACS and Virtus Stone Harbor EMD MACS (constituting Virtus Managed Account Completion Shares (MACS) Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026 and the statements of changes in net assets and the financial highlights for the year ended June 30, 2026 and the period February 5, 2025 (commencement of operations) through June 30, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year ended June 30, 2026, and the changes in each of their net assets and each of the financial highlights for the year ended June 30, 2026 and for the period February 5, 2025 (commencement of operations) through June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, agent banks, transfer agents, and brokers; when replies were not received from agent banks, transfer agents, and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 21, 2026

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
OTHER INFORMATION
June 30, 2026
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended June 30, 2026, the Funds incurred independent Trustee’s fees totaling $104 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
TAX INFORMATION NOTICE (Unaudited)
June 30, 2026
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2027, the Funds will notify applicable shareholders of amounts for use in preparing 2026 U.S. federal income tax forms. Shareholders should consult their tax advisors.

With respect to distributions paid during the fiscal year ended June 30, 2026, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	QDI	DRD	Long-Term Capital Gain Distributions ($)
Newfleet ABS MACS	0.00%	0.00%	$0
Newfleet CMBS MACS	0.00	0.00	0
Newfleet Floating Rate MACS	0.00	0.00	0
Newfleet High Yield MACS	0.00	0.00	0
Newfleet RMBS MACS	0.00	0.00	0
Seix High Yield MACS	0.00	0.00	0
Stone Harbor EMD MACS	0.00	0.00	0

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THIS PAGE INTENTIONALLY BLANK.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
George R. Aylward, Chair
Donald C. Burke
Connie D. McDaniel
R. Keith Walton
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8671 08-26

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Managed Account Completion Shares (MACS) Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 08/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 08/28/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 08/28/2026

*	Print the name and title of each signing officer under his or her signature.